Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 15,000	$ 19,000	$ 33,000	$ 45,000	$ 77,000	$ 130,000
Operating expenses:
Marketing and promotion	6,220	6,123	8,820	28,131	28,281	321,280
Consulting	1,648	33,589	10,037	67,601	137,250	1,912,683
Research and development	160,898	261,553	326,152	447,881	876,829	1,722,338
General and administrative	3,401,497	179,323	18,297,910	781,964	1,786,716	4,605,704
Total operating expenses	3,570,263	480,588	18,642,919	1,325,577	2,829,076	8,562,005
Loss from operations	(3,555,263)	(461,588)	(18,609,919)	(1,280,577)	(2,752,076)	(8,432,005)
Other expense:
Interest expense	(507,332)	(24,168)	(1,106,006)	(1,376,620)	(362,041)	(1,467,952)
Amortization of debt discount	(742,534)	(1,066,526)	(742,534)	(1,066,526)	(1,278,105)	(3,671,087)
Loss on extinguishment of notes payable, net				(658,152)	(658,152)	(1,895,116)
Change in fair value of derivative liabilites				(2,141,069)	(2,141,069)	788,970
Reorganization items, net		3,361,416		781,306	(4,081,245)
Other income						29,300
Total other expense	(507,332)	3,337,248	(1,106,006)	(3,394,535)	(8,520,611)	(6,215,885)
Net loss	$ (4,062,595)	$ 2,875,660	$ (19,715,925)	$ (4,675,112)	$ (11,272,687)	$ (14,647,890)
Net Loss Per Share
- Basic and Diluted	$ (5.10)	$ 7.21	$ (25.84)	$ (14.64)	$ (28.56)	$ (2,630.25)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted	795,877	398,663	763,085	319,341	394,705	5,569